CONSOLIDATED STATEMENT OF PROFIT OR LOSS - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Interest income		$ 629,349,615	$ 418,342,042	$ 348,485,355
Interest expenses		(290,531,288)	(178,058,577)	(121,937,317)
NET INTEREST INCOME		338,818,327	240,283,465	226,548,038
Fee and commission income		79,331,852	78,123,446	69,575,434
Fee and commission expense		(32,589,024)	(32,020,803)	(33,587,051)
Gains on financial assets and liabilities at fair value through profit or loss, net		14,902,060	7,836,507	33,045,686
Gains (Losses) on derecognition of financial assets not measured at fair value through profit or loss, net		289,948	(238,226)	(6,791,537)
Exchange differences, net		8,076,977	10,790,706	18,311,006
Other operating income		21,162,198	15,965,099	18,591,077
Other operating expenses		(61,720,617)	(52,784,224)	(45,838,980)
GROSS INCOME		368,271,721	267,955,970	279,853,673
Administration costs		(136,119,171)	(124,169,348)	(115,076,790)
Personnel benefits		(68,092,239)	(61,121,163)	(59,919,548)
Other administrative expenses		(68,026,932)	(63,048,185)	(55,157,242)
Depreciation and amortization		(10,973,223)	(10,872,882)	(11,954,961)
Impairment of financial assets		(31,673,263)	(24,880,294)	(34,885,539)
Loss on net monetary position		(133,602,639)	(80,697,148)	(65,494,701)
NET OPERATING INCOME		55,903,425	27,336,298	52,441,682
Share of profit of equity accounted investees		(466,497)	(109,534)	783,786
PROFIT BEFORE TAX		55,436,928	27,226,764	53,225,468
Income tax benefit (expense)		2,523,750	(9,002,525)	(23,622,164)
PROFIT FOR THE YEAR		57,960,678	18,224,239	29,603,304
Attributable to owners of the Bank		58,841,292	18,307,836	29,551,085
Attributable to non-controlling interest		$ (880,614)	$ (83,597)	$ 52,219
EARNINGS PER SHARE
Basic earnings per share	[1]	$ 96.0345	$ 29.8801	$ 48.2301
Diluted earnings per share	[1]	$ 96.0345	$ 29.8801	$ 48.2301

[1]	Since BBVA Argentina has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.